Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ millions)	Adjusted EBITDA ($ millions)(5)
					ESI TSR ($)(4)	Peer Group TSR ($)(4)
2023	4,777,638	4,977,567	1,352,724	1,280,479	207.5	148.6	118.0	482.0
2022	5,062,074	1,272,669	1,265,427	506,428	160.5	134.4	188.0	526.6
2021	5,107,649	32,875,237	1,771,617	8,045,744	211.0	166.7	203.7	524.8
2020	2,868,893	3,657,089	1,343,336	1,544,062	152.3	111.2	75.7	423.3

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Gliklich served as PEO for each of the years presented.Average SCT totals of our non-PEO NEOs: Messrs. Dorman, Capps, D'Ambrisi and Goralski. Each of these non-PEO NEOs was a non-PEO NEO for each of the years presented.
Peer Group Issuers, Footnote	This column reflects, for each year, what the cumulative value of $100 would be, including reinvestment of dividends, if such amount had been invested in ESI's common stock on December 31, 2019. With respect to the Peer Group TSR, the Company's Peer Group for 2023, 2022 and 2021 consists of the companies listed under "Executive Compensation Setting Process - Market Benchmarking" under EXECUTIVE COMPENSATION TABLES above. This Peer Group was revised in 2021 to reflect restructuring and consolidation events in our industry. In 2020, the Company's Peer Group included Albermarle Corporation, Ashland Global Holdings Inc., Axalta Coating Systems Ltd., Cabot Corporation, Celanese Corporation, Ferro Corporation, FMC Corporation, H.B. Fuller Company, W.R. Grace & Co., International Flavors & Fragrances Inc., Minerals Technologies Inc., Newmarket Corporation, RPM International Inc. and Sensient Technologies Corporation.
PEO Total Compensation Amount	$ 4,777,638	$ 5,062,074	$ 5,107,649	$ 2,868,893
PEO Actually Paid Compensation Amount	$ 4,977,567	1,272,669	32,875,237	3,657,089
Adjustment To PEO Compensation, Footnote	Reflects the SCT totals with certain applicable adjustments as described in the CAP Reconciliation Table below.

Year (FY)	2020		2021		2022		2023
($ amounts)	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs
SCT Total compensation	$2,868,893	$1,343,336	$5,107,649	$1,771,617	$5,062,074	$1,265,427	$4,777,638	$1,352,724
Less: "Stock Awards" and "Option Awards" in the SCT	(1,011,633)	(392,885)	(2,492,919)	(523,520)	(3,500,002)	(669,469)	(3,500,013)	(650,007)
Plus: Fair value of LTI Awards granted during FY and outstanding and unvested at FY end(a)	1,643,909	611,326	5,741,613	1,205,751	2,737,104	523,545	4,073,959	627,268
Change in fair value of prior years' LTI Awards outstanding and unvested at FY end(a)	155,670	15,206	24,532,837	5,585,304	(1,980,197)	(517,635)	(687,953)	(125,744)
Change in fair value of prior years' LTI Awards that vested during FY(b)	250	24,689	(13,943)	235	(1,046,310)	(239,290)	313,936	104,763
Change in actuarial present values reported under “Change in Pension Value” in the SCT(c)	—	(57,610)	—	6,357	—	143,850	—	(28,525)
Compensation Actually Paid	$3,657,089	$1,544,062	$32,875,237	$8,045,744	$1,272,669	$506,428	$4,977,567	$1,280,479
(a)    Valued as of the last day of each FY. Unvested PRSUs, which vesting is subject to performance conditions, are valued based on the probable outcome of such performance conditions as of the applicable FY end; which probability differ, in certain cases, from the assumptions disclosed at the applicable grant date.
(b)    Valued as of the applicable vesting date.
	(c) Mr. D'Ambrisi and Mr. Goralski are the only pension eligible NEOs. There is no service cost or prior service cost adjustment for pension benefits as the Company's Pension Plan was frozen for additional accruals as of December 31, 2013.
Non-PEO NEO Average Total Compensation Amount	$ 1,352,724	1,265,427	1,771,617	1,343,336
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,280,479	506,428	8,045,744	1,544,062
Adjustment to Non-PEO NEO Compensation Footnote

Year (FY)	2020		2021		2022		2023
($ amounts)	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs
SCT Total compensation	$2,868,893	$1,343,336	$5,107,649	$1,771,617	$5,062,074	$1,265,427	$4,777,638	$1,352,724
Less: "Stock Awards" and "Option Awards" in the SCT	(1,011,633)	(392,885)	(2,492,919)	(523,520)	(3,500,002)	(669,469)	(3,500,013)	(650,007)
Plus: Fair value of LTI Awards granted during FY and outstanding and unvested at FY end(a)	1,643,909	611,326	5,741,613	1,205,751	2,737,104	523,545	4,073,959	627,268
Change in fair value of prior years' LTI Awards outstanding and unvested at FY end(a)	155,670	15,206	24,532,837	5,585,304	(1,980,197)	(517,635)	(687,953)	(125,744)
Change in fair value of prior years' LTI Awards that vested during FY(b)	250	24,689	(13,943)	235	(1,046,310)	(239,290)	313,936	104,763
Change in actuarial present values reported under “Change in Pension Value” in the SCT(c)	—	(57,610)	—	6,357	—	143,850	—	(28,525)
Compensation Actually Paid	$3,657,089	$1,544,062	$32,875,237	$8,045,744	$1,272,669	$506,428	$4,977,567	$1,280,479
(a)    Valued as of the last day of each FY. Unvested PRSUs, which vesting is subject to performance conditions, are valued based on the probable outcome of such performance conditions as of the applicable FY end; which probability differ, in certain cases, from the assumptions disclosed at the applicable grant date.
(b)    Valued as of the applicable vesting date.
	(c) Mr. D'Ambrisi and Mr. Goralski are the only pension eligible NEOs. There is no service cost or prior service cost adjustment for pension benefits as the Company's Pension Plan was frozen for additional accruals as of December 31, 2013.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Performance Measures*

Adjusted EBITDA
Adjusted EPS
Free Cash Flow
Cash Return on Investment (CRI)

* For definitions of these non-GAAP financial measures, see "APPENDIX B – NON-GAAP DEFINITIONS AND RECONCILIATIONS" in this Proxy Statement.

Total Shareholder Return Amount	$ 207.5	160.5	211.0	152,300,000
Peer Group Total Shareholder Return Amount	148.6	134.4	166.7	111,200,000
Net Income (Loss)	$ 118,000,000.0	$ 188,000,000.0	$ 203,700,000	$ 75,700,000
Company Selected Measure Amount	482,000,000.0	526,600,000	524,800,000	423,300,000
PEO Name	Mr. Gliklich
Additional 402(v) Disclosure
2023 Performance Measures
We use multiple financial and operational metrics, both at the Company corporate level and segment level, throughout our Annual Bonus Plan and LTI Program. We choose metrics that align executive pay with Company performance and metrics that we believe correlate with stockholder value creation. Below is a list of the performance measures identified as the most important for NEOs' 2023 compensation decisions. These are metrics we use to evaluate performance in our business overall and, where applicable, within each of our segments and business units. They are long-term growth and quality related. See “COMPENSATION DISCUSSION AND ANALYSIS" above for further information.
Relationship Between CAP and Company Performance
The following graphs show, for the past four years, the relationship of the Company’s TSR relative to the Company's Peer Group as well as the relationship between CAP and the Company's (i) TSR, (ii) net income and (iii) adjusted EBITDA, which is our Company-selected measure. For reference, the Company's TSR, net income and adjusted EBITDA are also compared to the SCT amounts.
Company TSR
The Company's TSR outperformed that of its peer group over the last four years. CAP and SCT amounts are generally aligned with the Company’s TSR due primarily to the use of equity incentives in our compensation program which have a value tied to the Company’s stock price. CAP was higher in 2021 primarily due to increased annual bonus payments triggered by strong 2021 Company performance, higher stock value as of the end of 2021 and the outcome of performance conditions of certain executive PRSUs becoming probable in 2021 due to the Company's strong financial results. The change in fair value for unvested awards only indicates that previously issued grants have increased in value; which value can fluctuate significantly until these awards are vested.
Net Income
The Company’s net income has increased in 2021 and decreased in 2022 and 2023 while CAP has varied each year. This is primarily due to the significant emphasis we place on equity incentives, which are sensitive to changes in stock price and have vested at above stretch levels in 2021 due to outperformance. The Company does not use net income as a metric when determining compensation for its executives.
Adjusted EBITDA
Adjusted EBITDA is included in both our Annual Bonus Plan as our bonus pool funding metric and in our PRSU awards (50% weight) under our LTI program. As adjusted EBITDA is heavily integrated into our compensation programs, it has the potential to significantly influence the CAP to an executive in any given year.
In 2023 and 2022, the Company's adjusted EBITDA results were impacted by foreign exchange headwinds and substantial inflation, resulting in a decrease of 8.6% in 2023. In 2021, however, considering our strong adjusted
EBITDA performance, the bonus pool factor reached 200% for this year. Our stock price was also higher at the end of 2021 compared to the prior years and certain PRSU awards became probable which increased their valuation according to the CAP calculation. The specific performance metric underlying our PRSUs is adjusted EBITDA CAGR on a constant currency basis, which excludes the impact of foreign currency translations.
	Management believes adjusted EBITDA is a key indicator of the long-term profitability trends of the Company’s business and therefore a key driver of stockholder value creation. For more information on this non-GAAP measure, see "APPENDIX B – NON-GAAP DEFINITIONS AND RECONCILIATIONS" in this Proxy Statement.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	For a definition and reconciliation of Adjusted EBITDA, a non-GAAP financial measure, see "APPENDIX B – NON-GAAP DEFINITIONS AND RECONCILIATIONS" in this Proxy Statement.
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,500,013)	$ (3,500,002)	$ (2,492,919)	$ (1,011,633)
PEO | Equity Awards Outstanding During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,073,959	2,737,104	5,741,613	1,643,909
PEO | Equity Awards Outstanding in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(687,953)	(1,980,197)	24,532,837	155,670
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 313,936	(1,046,310)	(13,943)	250
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Cash Return on Investment (CRI)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (650,007)	(669,469)	(523,520)	(392,885)
Non-PEO NEO | Equity Awards Outstanding During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	627,268	523,545	1,205,751	611,326
Non-PEO NEO | Equity Awards Outstanding in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,744)	(517,635)	5,585,304	15,206
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,763	(239,290)	235	24,689
Non-PEO NEO | Equity Awards Change in Actuarial Present Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (28,525)	$ 143,850	$ 6,357	$ (57,610)